Earnings/(Loss) Per Common Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings/(Loss) Per Common Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	139,114	0
Series G Shares [Member]
Earnings/(Loss) Per Common Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	47,539